Risk management - Asset class category average threshold investment grade (Details)	Dec. 31, 2022	Dec. 31, 2021
Mortgages | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.7	2.7
Mortgages | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.3	2.2
Consumer lending | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.8	2.8
Consumer lending | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	1.8	1.7
Business lending | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.8	4.0
Business lending | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.1	2.2
Governments and Fin. Institutions | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	3.0	7.9
Governments and Fin. Institutions | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	1.9	2.2
Other Wholesale Banking | Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.8	4.5
Other Wholesale Banking | Non-Investment grade
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	1.9	2.0